CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 1,017,402	$ 1,606,261
Prepaid income taxes	185,276	41,921
Prepaid expenses	72,533	102,712
Total Current Assets	1,275,211	1,750,894
Marketable securities held in Trust Account	252,292,955	251,865,941
TOTAL ASSETS	253,568,166	253,616,835
Current Liabilities
Accounts payable and accrued expenses	4,770,852	366,561
Total Current Liabilities	4,770,852	366,561
Deferred underwriting fee payable	7,970,375	7,970,375
Total Liabilities	12,741,227	8,336,936
Commitments and Contingencies (Note 6)
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	8,048,689	3,595,780
(Accumulated deficit) retained earnings	(3,049,473)	1,403,487
Total Stockholders' Equity	5,000,005	5,000,006
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	253,568,166	253,616,835
Class A Common Stock [Member]
Current Liabilities
Common stock subject to possible redemption, 23,363,827 and 23,861,949 shares at redemption value as of December 31, 2020 and 2019, respectively	235,826,934	240,279,893
Stockholders' Equity
Common stock	164	114
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 625	$ 625